Zevenbergen Growth Fund
Schedule of Investments
As of September 30, 2021 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 100.1%
	CONSUMER DISCRETIONARY ― 37.0%
17,875	Airbnb, Inc. (a)	$2,998,531
1,200	Amazon.com, Inc. (a)	3,942,048
29,555	Chegg, Inc. (a)	2,010,331
26,405	Chewy, Inc. (a)	1,798,445
12,800	Coursera, Inc. (a)	405,120
3,725	MercadoLibre, Inc. (a)	6,255,765
5,150	Netflix, Inc. (a)	3,143,251
22,800	Peloton Interactive, Inc. (a)	1,984,740
12,365	Tesla, Inc. (a)	9,588,810
83,000	The Trade Desk, Inc. (a)	5,834,900
67,325	Uber Technologies, Inc. (a)	3,016,160
		40,978,101
	FINANCIALS ― 3.2%
550	Coinbase Global, Inc. (a)	125,114
10,250	Lemonade, Inc. (a)	686,853
23,700	Silvergate Capital Corporation (a)	2,737,350
		3,549,317
	HEALTH CARE ― 11.6%
18,550	Adaptive Biotechnologies Corporation (a)	630,514
12,000	Castle Biosciences, Inc. (a)	798,000
40,800	Exact Sciences Corporation (a)	3,894,360
30,600	GoodRx Holdings, Inc. (a)	1,255,212
7,225	Seagen Inc. (a)	1,226,805
17,175	Teladoc Health, Inc. (a)	2,177,962
9,800	Veeva Systems Inc. (a)	2,824,066
		12,806,919
	INDUSTRIALS ― 6.1%
5,175	Bill.com Holdings, Inc. (a)	1,381,466
6,400	PayPal Holdings, Inc. (a)	1,665,344
15,650	Square, Inc. (a)	3,753,496
		6,800,306
	REAL ESTATE ― 3.0%
37,245	Zillow Group, Inc. Class C (a)	3,282,774

	TECHNOLOGY ― 37.8%
4,500	Crowdstrike Holdings, Inc. (a)	1,106,010
5,100	Fiverr International Ltd. ― ADR (a)	931,668
25,500	Global-E Online Ltd. ― ADR (a)	1,830,900
25,260	NVIDIA Corporation	5,232,862
17,275	Okta, Inc. (a)	4,100,048
6,925	Sea Limited ― ADR (a)	2,207,205
2,700	ServiceNow, Inc. (a)	1,680,129
5,135	Shopify Inc. ― ADR (a)	6,961,930
63,700	Snap Inc. (a)	4,705,519
10,950	Snowflake Inc. (a)	3,311,609
28,000	Sprout Social, Inc. (a)	3,414,600
8,400	Twilio Inc. (a)	2,680,020
16,550	Unity Software Inc. (a)	2,089,438
6,350	Zoom Video Communications, Inc. (a)	1,660,525
		41,912,463
	TELECOMMUNICATIONS ― 1.4%
62,350	fuboTV Inc. (a)	1,493,906

	TOTAL COMMON STOCKS
	(Cost $67,080,281)	$110,823,786

	SHORT-TERM INVESTMENTS ― 0.2%
236,580	First American U.S. Treasury Money Market Fund, Class Z, 0.06% (b)	236,580
	TOTAL SHORT-TERM INVESTMENTS (Cost $236,580)	$236,580

	TOTAL INVESTMENTS ― 100.3% (Cost $67,316,861)	111,060,366
	Liabilities in Excess of Other Assets ― (0.3)%	(306,330)
	TOTAL NET ASSETS ― 100.0%	$110,754,036

ADR:	American Depository Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2021.

Valuation of Investments (Unaudited)

The Zevenbergen Growth Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as

Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2021:

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$110,823,786	$-	$-	$110,823,786
Short-Term Investments	236,580	-	-	236,580
Total	$111,060,366	$-	$-	$111,060,366

Please refer to the Schedule of Investments for further classification.